Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

July 17, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 002-27962)

on behalf of Eaton Vance Large-Cap Growth Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated July 10, 2014 to the Prospectus dated May 1, 2014, as revised July 1, 2014 of the Fund.  The purpose of the filing is to submit the 497(e) filing dated July 10, 2014 in XBRL for the Fund.

If you have any questions concerning the foregoing, kindly call the undersigned at (617) 672-8509.

Very truly yours,

/s/ Deanna R. Berry

Deanna R. Berry

Assistant Vice President